Shareholder Report, Average Annual Return (Details) DFBO_World ex U.S. Value Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	World ex U.S. Value Portfolio – Institutional
Average Annual Return, Percent	29.56%	17.58%	8.81%
MSCI All Country World ex USA IMI Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA IMI Index (net div.)
Average Annual Return, Percent	24.62%	11.10%	7.68%
MSCI All Country World ex USA IMI Value Index (Net Div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA IMI Value Index (Net Div.)
Average Annual Return, Percent	27.55%	15.12%	7.57%